COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
Commitments

The following table summarizes REE’s contractual obligations and other commitments for cash expenditures as of June 30, 2024, and the years in which these obligations are due. The following table present the Company’s commitments and unrecorded contractual obligations.This table is not meant to represent a forecast of our total cash expenditures for any of the periods presented.
NOTE 7. COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

Purchase commitments
(Unaudited)
2024	$13,548
2025	11,893
2026	—
2027	—
2028 and thereafter	—
Total	$25,441

Open purchase orders that are cancellable are not considered unconditional purchase obligations for financial reporting purposes and are not included in the table above. Such purchase orders often represent authorizations to purchase rather than binding agreements.

In addition, the Company enters into agreements in the normal course of business with vendors to perform various services, which are generally cancellable upon written notice. These payments are not included in this table of contractual obligations.

Guarantee

Long-term guarantees in the amount of $2,481 were issued by a bank to secure leasehold commitments.

Royalty bearing grants

The Company’s research and development efforts have been partially financed through grants from the IIA for the technology related to the Softwheel segment. Under the research and development agreements with the IIA and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3%-5% on sales of products developed with funds provided by the IIA. Such royalties are due up to an amount equal to 100% of the IIA grants received, linked to the U.S. dollar plus interest. Until October 25, 2023, the interest was calculated at a rate based on 12-month LIBOR applicable to U.S. Dollar deposits on the unpaid amount received. However, on October 25, 2023, the IIA published a directive concerning changes in royalties to address the expiration of the LIBOR. Under such directive, regarding IIA grants approved by the IIA prior to January 1, 2024 but which are outstanding thereafter, as of January 1, 2024 the annual interest is calculated at a rate based on 12-month SOFR, or at an alternative rate published by the Bank of Israel plus 0.72%; and, for grants approved on or following January 1, 2024 the annual interest shall be the higher of (i) the 12 months SOFR interest rate, plus 1%, or (ii) a fixed annual interest rate of 4%. based on the 12-month LIBOR rate (from the year the grant was approved) applicable to U.S. dollar deposits. If the Company returns to production of these products outside of Israel and generates sales, the ceiling will increase based on the percentage of production that is outside of Israel, up to a maximum of 300% of the IIA grants, linked to the dollar and bearing interest as noted above. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.

For the six months ended June 30, 2024 and 2023, The Company did not pay or accrue any royalties to the IIA.

As of June 30, 2024, the Company’s remaining contingent obligations with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, were $733.
NOTE 7. COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

In 2018, the Company signed a research and development agreement with the Israel-United States Binational Industrial Research and Development Foundation (“BIRD”). Under this agreement, the Company is required to pay royalties at a rate of 5% of the sales of products developed with funds provided by BIRD up to an amount equal to 150% of the aggregate U.S. Dollar amount of the grants received linked to the U.S. consumer price index. The Company did not pay or accrue any royalties to BIRD for the six months ended June 30, 2024 and 2023.

As of June 30, 2024, the BIRD contingent liability with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled $433.

Legal proceedings

On December 16, 2022, a lawsuit was filed to the court in Texas, Austin Division, against REE and its US subsidiaries (in this section, the “Group”), by OSR Group alleging that the Group stole OSR Group’s trade secrets. The OSR Group requested the court to grant them the following: (a) a request for an injunction pertaining to the use of such trade secrets; (b) affirmative action to protect the OSR Group’s alleged trade secrets; (c) the establishment of a constructive trust to transfer all the relevant Group’s legal title and intellectual property to the OSR Group; (d) an award to the OSR Group of monetary damages in an amount of no less than USD 2.6 billion together with exemplary damages in an amount of no less than USD 5.2 billion, such amounts to be determined in the trial, plus interest; (e) an award to the OSR Group for all of its expenses relating to the action; (f) an award to the OSR Group of pre-judgment interest on all damages; and (g) an award of other relief as the court deem fit. On January 4, 2024, the Magistrate Judge entered a Report and Recommendation, or the Report, recommending dismissal of the lawsuit based on forum non conveniens, such that OSR could pursue its claims in an Israeli forum rather than in the United States, assuming that OSR chooses to do so after dismissal. On August 26, 2024, the District Judge adopted the Report, granting REE’s motion to dismiss for forum non conveniens and ordering the clerk of the court to close the case. OSR has not filed an appeal on this ruling but it is possible that it may do so. As of June 30, 2024 and December 31, 2023 the Company did not record a loss contingency.

Notwithstanding the foregoing, from time to time, REE may become involved in actions, claims, suits, and other legal proceedings, such as requests to disclose information before initiating derivative cases, arising in the ordinary course of our business, including but not limited to claims related to employment, intellectual property and shareholder matters.